INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%	21.00%
Capital loss available for future use	$ 14,530